Guarantor and Non-Guarantor Subsidiaries Financial Information - Consolidating Statement of Cash Flows (Detail) $ in Thousands, € in Millions					1 Months Ended		3 Months Ended									6 Months Ended		12 Months Ended
	Nov. 05, 2018 USD ($)	Oct. 12, 2018 USD ($)	Oct. 12, 2018 EUR (€)	Oct. 09, 2018 USD ($)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Cash flows from operating activities
Net income							$ (74,000)	$ 91,000	$ 14,000	$ 67,000	$ 86,000	$ (13,000)	$ 321,000	$ (1,000)	$ 5,000	$ 48,000	$ 153,000	$ 258,000	$ 312,000	$ 149,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization																132,000	137,000	269,000	261,000	251,000
Unrealized (gains) losses and remeasurement of foreign-denominated loans																(7,000)	(24,000)	(28,000)	(3,000)	24,000
Deferred income taxes																(31,000)	27,000	(68,000)	66,000	(192,000)
Loss on extinguishment of debt							0	0	4,000	0	3,000	0	$ 7,000	$ 23,000	1,000	0	3,000	7,000	31,000	35,000
Net loss (gain) on divestitures and investments																15,000	(32,000)	(20,000)	(389,000)	17,000
Non-cash interest expense																3,000	3,000	6,000	6,000	8,000
Equity-based compensation expense																160,000	14,000	50,000	62,000	70,000
Equity gains, including distributions																0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net																6,000	(90,000)	(90,000)	(43,000)	(60,000)
Inventories																9,000	13,000	3,000	(3,000)	1,000
Royalty advances																(47,000)	(61,000)	(110,000)	31,000	17,000
Accounts payable and accrued liabilities																(109,000)	(100,000)	3,000	82,000	48,000
Royalty payables																38,000	46,000	130,000	22,000	136,000
Accrued interest																0	1,000	3,000	(10,000)	3,000
Operating lease liabilities																(2,000)	0
Deferred revenue																(14,000)	(19,000)	(4,000)	(4,000)	22,000
Other balance sheet changes																(37,000)	28,000	(9,000)	4,000	6,000
Net cash (used in) provided by operating activities																164,000	99,000	400,000	425,000	535,000
Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net																(18,000)	(16,000)	(41,000)	(14,000)	(16,000)
Capital expenditures																(28,000)	(59,000)	(104,000)	(74,000)	(44,000)
Investments and acquisitions of businesses, net of cash received																(5,000)	(218,000)	(231,000)	(23,000)	(139,000)
Divestitures, net																0	0	0	516,000	73,000
Advance to Issuer																0	0	0	0	0
Net cash (used in) provided by investing activities																(51,000)	(293,000)	(376,000)	405,000	(126,000)
Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.																(244,000)	(31,000)	(93,750)	(925,000)	(84,000)
Call premiums paid on early redemption of debt																0	(2,000)	(5,000)	(23,000)	(27,000)
Deferred financing costs paid																0	(4,000)	(7,000)	(12,000)	(13,000)
Distribution to noncontrolling interest holder																(1,000)	(2,000)	(3,000)	(5,000)	(5,000)
Dividends paid																				(84,000)
Change in due (from) to issuer																0	0	0	0	0
Net cash (used in) provided by financing activities																(245,000)	151,000	88,000	(955,000)	(128,000)
Effect of exchange rate changes on cash and equivalents																(3,000)	(1,000)	(7,000)	(8,000)	7,000
Net decrease in cash and equivalents																(135,000)	(44,000)	105,000	(133,000)	288,000
Cash and equivalents at beginning of period									470,000		514,000				647,000	619,000	514,000	514,000	647,000	359,000
Cash and equivalents at end of period							484,000	619,000		470,000		514,000				484,000	470,000	619,000	514,000	647,000
3.625% Senior Secured Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																0	287,000	514,000	0	0
4.125% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																0	0	0	0	380,000
Repayment of Senior Secured Notes																0	(40,000)	(40,000)	0	0
4.875% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																0	0	0	0	250,000
Repayment of Senior Secured Notes																0	(30,000)	(30,000)	0	0
5.625% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes																0	(27,000)	(247,000)	0	(28,000)
5.500% Senior Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																0	0	0	325,000	0
Senior Term Loan Facility due 2023
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility																0	0	0	320,000	22,000
6.750% Senior Notes due 2022
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on extinguishment of debt					$ (5,000)	$ (23,000)
Cash flows from financing activities
Repayment of Senior Notes																0	0	0	(635,000)	0
6.000% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes																0	0	0	0	(450,000)
6.250% Senior Secured Notes due 2021
Cash flows from financing activities
Repayment of Senior Secured Notes																0	0	0	0	(173,000)
Acquisition Corp. | 4.125% Senior Secured Notes due 2024
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on extinguishment of debt		$ (2,000)
Cash flows from financing activities
Repayment of Senior Notes | €			€ (34.5)
Acquisition Corp. | 4.875% Senior Secured Notes due 2024
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on extinguishment of debt				$ (1,000)
Acquisition Corp. | 5.625% Senior Secured Notes due 2022
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on extinguishment of debt	$ (1,000)																	4,000
Cash flows from financing activities
Repayment of Senior Notes	$ (26,550)
Reportable Legal Entities | Guarantor Subsidiaries
Cash flows from operating activities
Net income							(59,000)			73,000						95,000	201,000	273,000	61,000	282,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization																74,000	68,000	138,000	136,000	137,000
Unrealized (gains) losses and remeasurement of foreign-denominated loans																(3,000)	(5,000)	0	0	0
Deferred income taxes																0	0	0	0	0
Loss on extinguishment of debt										0							0	0	0	0
Net loss (gain) on divestitures and investments																15,000	(30,000)	(18,000)	78,000	33,000
Non-cash interest expense																0	0	0	0	0
Equity-based compensation expense																160,000	14,000	50,000	62,000	70,000
Equity gains, including distributions																(148,000)	(143,000)	(185,000)	(122,000)	(86,000)
Changes in operating assets and liabilities:
Accounts receivable, net																11,000	(16,000)	10,000	(48,000)	(37,000)
Inventories																0	4,000	7,000	(5,000)	2,000
Royalty advances																(26,000)	(37,000)	(77,000)	24,000	2,000
Accounts payable and accrued liabilities																80,000	218,000	315,000	449,000	(4,000)
Royalty payables																(42,000)	(93,000)	(68,000)	48,000	126,000
Accrued interest																0	0	0	0	0
Operating lease liabilities																(2,000)
Deferred revenue																13,000	(44,000)	(53,000)	(48,000)	(6,000)
Other balance sheet changes																(18,000)	41,000	(41,000)	89,000	(204,000)
Net cash (used in) provided by operating activities																209,000	178,000	351,000	724,000	315,000
Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net																(12,000)	(11,000)	(24,000)	(11,000)	(9,000)
Capital expenditures																(18,000)	(50,000)	(85,000)	(60,000)	(31,000)
Investments and acquisitions of businesses, net of cash received																(1,000)	(26,000)	(42,000)	(17,000)	(6,000)
Divestitures, net																	0		12,000	42,000
Advance to Issuer																0	0	0	0	0
Net cash (used in) provided by investing activities																(31,000)	(87,000)	(151,000)	(76,000)	(4,000)
Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.																(244,000)	(31,000)	(94,000)	(925,000)	(84,000)
Call premiums paid on early redemption of debt																	0	0	0	0
Deferred financing costs paid																	0	0	0	0
Distribution to noncontrolling interest holder																0	(1,000)	0	0	0
Dividends paid																				0
Change in due (from) to issuer																(49,000)	24,000	111,000	99,000	(60,000)
Net cash (used in) provided by financing activities																(293,000)	(8,000)	17,000	(826,000)	(144,000)
Effect of exchange rate changes on cash and equivalents																0	0	0	0	0
Net decrease in cash and equivalents																(115,000)	83,000	217,000	(178,000)	167,000
Cash and equivalents at beginning of period									252,000		169,000				347,000	386,000	169,000	169,000	347,000	180,000
Cash and equivalents at end of period							271,000	386,000		252,000		169,000				271,000	252,000	386,000	169,000	347,000
Reportable Legal Entities | Non-Guarantor Subsidiaries
Cash flows from operating activities
Net income							76,000			15,000						140,000	99,000	186,000	104,000	59,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization																58,000	69,000	131,000	125,000	114,000
Unrealized (gains) losses and remeasurement of foreign-denominated loans																(10,000)	0	15,000	0	(3,000)
Deferred income taxes																(31,000)	27,000	(68,000)	66,000	(194,000)
Loss on extinguishment of debt										0							0	0	0	0
Net loss (gain) on divestitures and investments																0	(2,000)	(2,000)	37,000	(16,000)
Non-cash interest expense																0	0	0	0	0
Equity-based compensation expense																0	0	0	0	0
Equity gains, including distributions																0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net																(5,000)	(74,000)	(100,000)	5,000	(23,000)
Inventories																9,000	9,000	(4,000)	2,000	(1,000)
Royalty advances																(21,000)	(24,000)	(33,000)	7,000	15,000
Accounts payable and accrued liabilities																(166,000)	(172,000)	(273,000)	(198,000)	47,000
Royalty payables																80,000	133,000	198,000	(26,000)	10,000
Accrued interest																0	0	0	0	0
Operating lease liabilities																0
Deferred revenue																(27,000)	25,000	49,000	44,000	28,000
Other balance sheet changes																(23,000)	(17,000)	24,000	(85,000)	205,000
Net cash (used in) provided by operating activities																4,000	73,000	123,000	81,000	241,000
Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net																(6,000)	(5,000)	(17,000)	(3,000)	(7,000)
Capital expenditures																(10,000)	(9,000)	(19,000)	(14,000)	(13,000)
Investments and acquisitions of businesses, net of cash received																(4,000)	(192,000)	(189,000)	(6,000)	(133,000)
Divestitures, net																	0		0	31,000
Advance to Issuer																0	0	0	0	0
Net cash (used in) provided by investing activities																(20,000)	(206,000)	(225,000)	(23,000)	(122,000)
Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.																0	0	0	0
Call premiums paid on early redemption of debt																	0	0	0	0
Deferred financing costs paid																	0	0	0	0
Distribution to noncontrolling interest holder																(1,000)	(1,000)	(3,000)	(5,000)	(5,000)
Dividends paid																				0
Change in due (from) to issuer																0	0	0	0	0
Net cash (used in) provided by financing activities																(1,000)	(1,000)	(3,000)	(5,000)	(5,000)
Effect of exchange rate changes on cash and equivalents																(3,000)	(1,000)	(7,000)	(8,000)	7,000
Net decrease in cash and equivalents																(20,000)	(135,000)	(112,000)	45,000	121,000
Cash and equivalents at beginning of period									210,000		345,000				300,000	233,000	345,000	345,000	300,000	179,000
Cash and equivalents at end of period							213,000	233,000		210,000		345,000				213,000	210,000	233,000	345,000	300,000
Reportable Legal Entities | Warner Music Group Corp.
Cash flows from operating activities
Net income							(75,000)			67,000						45,000	153,000	256,000	307,000	143,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization																0	0	0	0	0
Unrealized (gains) losses and remeasurement of foreign-denominated loans																0	0	0	0	0
Deferred income taxes																0	0	0	0	0
Loss on extinguishment of debt										0							0	0	0	0
Net loss (gain) on divestitures and investments																0	0	0	0	0
Non-cash interest expense																0	0	0	0	0
Equity-based compensation expense																0	0	0	0	0
Equity gains, including distributions																(45,000)	(153,000)	(256,000)	(307,000)	(143,000)
Changes in operating assets and liabilities:
Accounts receivable, net																0	0	0	0	0
Inventories																0	0	0	0	0
Royalty advances																0	0	0	0	0
Accounts payable and accrued liabilities																0	0	0	0	0
Royalty payables																0	0	0	0	0
Accrued interest																0	0	0	0	0
Operating lease liabilities																0
Deferred revenue																0	0	0	0	0
Other balance sheet changes																0	0	0	0	0
Net cash (used in) provided by operating activities																0	0	0	0	0
Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net																0	0	0	0	0
Capital expenditures																0	0	0	0	0
Investments and acquisitions of businesses, net of cash received																0	0	0	0	0
Divestitures, net																	0		0	0
Advance to Issuer																0	0	0	0	0
Net cash (used in) provided by investing activities																0	0	0	0	0
Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.																0	0	0	0
Call premiums paid on early redemption of debt																	0	0	0	0
Deferred financing costs paid																	0	0	0	0
Distribution to noncontrolling interest holder																0	0	0	0	0
Dividends paid																				0
Change in due (from) to issuer																0	0	0	0	0
Net cash (used in) provided by financing activities																0	0	0	0	0
Effect of exchange rate changes on cash and equivalents																0	0	0	0	0
Net decrease in cash and equivalents																0	0	0	0	0
Cash and equivalents at beginning of period									0		0				0	0	0	0	0	0
Cash and equivalents at end of period							0	0		0		0				0	0	0	0	0
Reportable Legal Entities | 3.625% Senior Secured Notes due 2026 | Guarantor Subsidiaries
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																	0	0
Reportable Legal Entities | 3.625% Senior Secured Notes due 2026 | Non-Guarantor Subsidiaries
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																	0	0
Reportable Legal Entities | 3.625% Senior Secured Notes due 2026 | Warner Music Group Corp.
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																	0	0
Reportable Legal Entities | 4.125% Senior Secured Notes due 2024 | Guarantor Subsidiaries
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				0
Repayment of Senior Secured Notes																	0	0
Reportable Legal Entities | 4.125% Senior Secured Notes due 2024 | Non-Guarantor Subsidiaries
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				0
Repayment of Senior Secured Notes																	0	0
Reportable Legal Entities | 4.125% Senior Secured Notes due 2024 | Warner Music Group Corp.
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				0
Repayment of Senior Secured Notes																	0	0
Reportable Legal Entities | 4.875% Senior Secured Notes due 2024 | Guarantor Subsidiaries
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				0
Repayment of Senior Secured Notes																	0	0
Reportable Legal Entities | 4.875% Senior Secured Notes due 2024 | Non-Guarantor Subsidiaries
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				0
Repayment of Senior Secured Notes																	0	0
Reportable Legal Entities | 4.875% Senior Secured Notes due 2024 | Warner Music Group Corp.
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				0
Repayment of Senior Secured Notes																	0	0
Reportable Legal Entities | 5.625% Senior Secured Notes due 2022 | Guarantor Subsidiaries
Cash flows from financing activities
Repayment of Senior Secured Notes																	0	0		0
Reportable Legal Entities | 5.625% Senior Secured Notes due 2022 | Non-Guarantor Subsidiaries
Cash flows from financing activities
Repayment of Senior Secured Notes																	0	0		0
Reportable Legal Entities | 5.625% Senior Secured Notes due 2022 | Warner Music Group Corp.
Cash flows from financing activities
Repayment of Senior Secured Notes																	0	0		0
Reportable Legal Entities | 5.500% Senior Notes due 2026 | Guarantor Subsidiaries
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																			0
Reportable Legal Entities | 5.500% Senior Notes due 2026 | Non-Guarantor Subsidiaries
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																			0
Reportable Legal Entities | 5.500% Senior Notes due 2026 | Warner Music Group Corp.
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																			0
Reportable Legal Entities | Senior Term Loan Facility due 2023 | Guarantor Subsidiaries
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility																			0	0
Reportable Legal Entities | Senior Term Loan Facility due 2023 | Non-Guarantor Subsidiaries
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility																			0	0
Reportable Legal Entities | Senior Term Loan Facility due 2023 | Warner Music Group Corp.
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility																			0	0
Reportable Legal Entities | 6.750% Senior Notes due 2022 | Guarantor Subsidiaries
Cash flows from financing activities
Repayment of Senior Notes																			0
Reportable Legal Entities | 6.750% Senior Notes due 2022 | Non-Guarantor Subsidiaries
Cash flows from financing activities
Repayment of Senior Notes																			0
Reportable Legal Entities | 6.750% Senior Notes due 2022 | Warner Music Group Corp.
Cash flows from financing activities
Repayment of Senior Notes																			0
Reportable Legal Entities | 6.000% Senior Secured Notes due 2022 | Guarantor Subsidiaries
Cash flows from financing activities
Repayment of Senior Secured Notes																				0
Reportable Legal Entities | 6.000% Senior Secured Notes due 2022 | Non-Guarantor Subsidiaries
Cash flows from financing activities
Repayment of Senior Secured Notes																				0
Reportable Legal Entities | 6.000% Senior Secured Notes due 2022 | Warner Music Group Corp.
Cash flows from financing activities
Repayment of Senior Secured Notes																				0
Reportable Legal Entities | 6.250% Senior Secured Notes due 2021 | Guarantor Subsidiaries
Cash flows from financing activities
Repayment of Senior Secured Notes																				0
Reportable Legal Entities | 6.250% Senior Secured Notes due 2021 | Non-Guarantor Subsidiaries
Cash flows from financing activities
Repayment of Senior Secured Notes																				0
Reportable Legal Entities | 6.250% Senior Secured Notes due 2021 | Warner Music Group Corp.
Cash flows from financing activities
Repayment of Senior Secured Notes																				0
Reportable Legal Entities | Acquisition Corp.
Cash flows from operating activities
Net income							(74,000)			67,000						46,000	153,000	256,000	307,000	143,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization																0	0	0	0	0
Unrealized (gains) losses and remeasurement of foreign-denominated loans																6,000	(20,000)	(43,000)	(3,000)	27,000
Deferred income taxes																0	0	0	0	2,000
Loss on extinguishment of debt										0							3,000	7,000	31,000	35,000
Net loss (gain) on divestitures and investments																0	0	0	(504,000)	0
Non-cash interest expense																3,000	3,000	6,000	6,000	8,000
Equity-based compensation expense																0	0	0	0	0
Equity gains, including distributions																(108,000)	(302,000)	(311,000)	(207,000)	(124,000)
Changes in operating assets and liabilities:
Accounts receivable, net																0	0	0	0	0
Inventories																0	0	0	0	0
Royalty advances																0	0	0	0	0
Accounts payable and accrued liabilities																0	0	0	0	(120,000)
Royalty payables																0	6,000	0	0	0
Accrued interest																0	1,000	3,000	(10,000)	3,000
Operating lease liabilities																0
Deferred revenue																0	0	0	0	0
Other balance sheet changes																4,000	4,000	8,000	0	5,000
Net cash (used in) provided by operating activities																(49,000)	(152,000)	(74,000)	(380,000)	(21,000)
Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net																0	0	0	0	0
Capital expenditures																0	0	0	0	0
Investments and acquisitions of businesses, net of cash received																0	0	0	0	0
Divestitures, net																	0		504,000	0
Advance to Issuer																49,000	(24,000)	(111,000)	(99,000)	60,000
Net cash (used in) provided by investing activities																49,000	(24,000)	(111,000)	405,000	60,000
Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.																0	0	0	0
Call premiums paid on early redemption of debt																	(2,000)	(5,000)	(23,000)	(27,000)
Deferred financing costs paid																	(4,000)	(7,000)	(12,000)	(13,000)
Distribution to noncontrolling interest holder																0	0	0	0	0
Dividends paid																				0
Change in due (from) to issuer																0	0	0	0	0
Net cash (used in) provided by financing activities																0	184,000	185,000	(25,000)	(39,000)
Effect of exchange rate changes on cash and equivalents																0	0	0	0	0
Net decrease in cash and equivalents																0	8,000	0	0	0
Cash and equivalents at beginning of period									8,000		0				0	0	0	0	0	0
Cash and equivalents at end of period							0	0		8,000		0				0	8,000	0	0	0
Reportable Legal Entities | Acquisition Corp. | 3.625% Senior Secured Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																	287,000	514,000
Reportable Legal Entities | Acquisition Corp. | 4.125% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				380,000
Repayment of Senior Secured Notes																	(40,000)	(40,000)
Reportable Legal Entities | Acquisition Corp. | 4.875% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				250,000
Repayment of Senior Secured Notes																	(30,000)	(30,000)
Reportable Legal Entities | Acquisition Corp. | 5.625% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes																	(27,000)	(247,000)		(28,000)
Reportable Legal Entities | Acquisition Corp. | 5.500% Senior Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																			325,000
Reportable Legal Entities | Acquisition Corp. | Senior Term Loan Facility due 2023
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility																			320,000	22,000
Reportable Legal Entities | Acquisition Corp. | 6.750% Senior Notes due 2022
Cash flows from financing activities
Repayment of Senior Notes																			(635,000)
Reportable Legal Entities | Acquisition Corp. | 6.000% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes																				(450,000)
Reportable Legal Entities | Acquisition Corp. | 6.250% Senior Secured Notes due 2021
Cash flows from financing activities
Repayment of Senior Secured Notes																				(173,000)
Reportable Legal Entities | WMG Acquisition Corp. Consolidated
Cash flows from operating activities
Net income							(74,000)			67,000						48,000	153,000	258,000	312,000	149,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization																132,000	137,000	269,000	261,000	251,000
Unrealized (gains) losses and remeasurement of foreign-denominated loans																(7,000)	(24,000)	(28,000)	(3,000)	24,000
Deferred income taxes																(31,000)	27,000	(68,000)	66,000	(192,000)
Loss on extinguishment of debt										0							3,000	7,000	31,000	35,000
Net loss (gain) on divestitures and investments																15,000	(32,000)	(20,000)	(389,000)	17,000
Non-cash interest expense																3,000	3,000	6,000	6,000	8,000
Equity-based compensation expense																160,000	14,000	50,000	62,000	70,000
Equity gains, including distributions																0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net																6,000	(90,000)	(90,000)	(43,000)	(60,000)
Inventories																9,000	13,000	3,000	(3,000)	1,000
Royalty advances																(47,000)	(61,000)	(110,000)	31,000	17,000
Accounts payable and accrued liabilities																(109,000)	(100,000)	3,000	82,000	48,000
Royalty payables																38,000	46,000	130,000	22,000	136,000
Accrued interest																0	1,000	3,000	(10,000)	3,000
Operating lease liabilities																(2,000)
Deferred revenue																(14,000)	(19,000)	(4,000)	(4,000)	22,000
Other balance sheet changes																(37,000)	28,000	(9,000)	4,000	6,000
Net cash (used in) provided by operating activities																164,000	99,000	400,000	425,000	535,000
Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net																(18,000)	(16,000)	(41,000)	(14,000)	(16,000)
Capital expenditures																(28,000)	(59,000)	(104,000)	(74,000)	(44,000)
Investments and acquisitions of businesses, net of cash received																(5,000)	(218,000)	(231,000)	(23,000)	(139,000)
Divestitures, net																	0		516,000	73,000
Advance to Issuer																0	0	0	0	0
Net cash (used in) provided by investing activities																(51,000)	(293,000)	(376,000)	405,000	(126,000)
Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.																(244,000)	(31,000)	(94,000)	(925,000)	(84,000)
Call premiums paid on early redemption of debt																	(2,000)	(5,000)	(23,000)	(27,000)
Deferred financing costs paid																	(4,000)	(7,000)	(12,000)	(13,000)
Distribution to noncontrolling interest holder																(1,000)	(2,000)	(3,000)	(5,000)	(5,000)
Dividends paid																				0
Change in due (from) to issuer																0	0	0	0	0
Net cash (used in) provided by financing activities																(245,000)	151,000	88,000	(955,000)	(128,000)
Effect of exchange rate changes on cash and equivalents																(3,000)	(1,000)	(7,000)	(8,000)	7,000
Net decrease in cash and equivalents																(135,000)	(44,000)	105,000	(133,000)	288,000
Cash and equivalents at beginning of period									470,000		514,000				647,000	619,000	514,000	514,000	647,000	359,000
Cash and equivalents at end of period							484,000	619,000		470,000		514,000				484,000	470,000	619,000	514,000	647,000
Reportable Legal Entities | WMG Acquisition Corp. Consolidated | 3.625% Senior Secured Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																	287,000	514,000
Reportable Legal Entities | WMG Acquisition Corp. Consolidated | 4.125% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				380,000
Repayment of Senior Secured Notes																	(40,000)	(40,000)
Reportable Legal Entities | WMG Acquisition Corp. Consolidated | 4.875% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				250,000
Repayment of Senior Secured Notes																	(30,000)	(30,000)
Reportable Legal Entities | WMG Acquisition Corp. Consolidated | 5.625% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes																	(27,000)	(247,000)		(28,000)
Reportable Legal Entities | WMG Acquisition Corp. Consolidated | 5.500% Senior Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																			325,000
Reportable Legal Entities | WMG Acquisition Corp. Consolidated | Senior Term Loan Facility due 2023
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility																			320,000	22,000
Reportable Legal Entities | WMG Acquisition Corp. Consolidated | 6.750% Senior Notes due 2022
Cash flows from financing activities
Repayment of Senior Notes																			(635,000)
Reportable Legal Entities | WMG Acquisition Corp. Consolidated | 6.000% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes																				(450,000)
Reportable Legal Entities | WMG Acquisition Corp. Consolidated | 6.250% Senior Secured Notes due 2021
Cash flows from financing activities
Repayment of Senior Secured Notes																				(173,000)
Reportable Legal Entities | WMG Holdings Corp.
Cash flows from operating activities
Net income							(75,000)			67,000						45,000	153,000	256,000	307,000	143,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization																0	0	0	0	0
Unrealized (gains) losses and remeasurement of foreign-denominated loans																0	0	0	0	0
Deferred income taxes																0	0	0	0	0
Loss on extinguishment of debt										0							0	0	0	0
Net loss (gain) on divestitures and investments																0	0	0	0	0
Non-cash interest expense																0	0	0	0	0
Equity-based compensation expense																0	0	0	0	0
Equity gains, including distributions																(45,000)	(153,000)	(256,000)	(307,000)	(143,000)
Changes in operating assets and liabilities:
Accounts receivable, net																0	0	0	0	0
Inventories																0	0	0	0	0
Royalty advances																0	0	0	0	0
Accounts payable and accrued liabilities																0	0	0	0	0
Royalty payables																0	0	0	0	0
Accrued interest																0	0	0	0	0
Operating lease liabilities																0
Deferred revenue																0	0	0	0	0
Other balance sheet changes																0	0	0	0	0
Net cash (used in) provided by operating activities																0	0	0	0	0
Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net																0	0	0	0	0
Capital expenditures																0	0	0	0	0
Investments and acquisitions of businesses, net of cash received																0	0	0	0	0
Divestitures, net																	0		0	0
Advance to Issuer																0	0	0	0	0
Net cash (used in) provided by investing activities																0	0	0	0	0
Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.																0	0	0	0	84,000
Call premiums paid on early redemption of debt																	0	0	0	0
Deferred financing costs paid																	0	0	0	0
Distribution to noncontrolling interest holder																0	0	0	0	0
Dividends paid																				(84,000)
Change in due (from) to issuer																0	0	0	0	0
Net cash (used in) provided by financing activities																0	0	0	0	0
Effect of exchange rate changes on cash and equivalents																0	0	0	0	0
Net decrease in cash and equivalents																0	0	0	0	0
Cash and equivalents at beginning of period									0		0				0	0	0	0	0	0
Cash and equivalents at end of period							0	0		0		0				0	0	0	0	0
Reportable Legal Entities | WMG Holdings Corp. | 3.625% Senior Secured Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																	0	0
Reportable Legal Entities | WMG Holdings Corp. | 4.125% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				0
Repayment of Senior Secured Notes																	0	0
Reportable Legal Entities | WMG Holdings Corp. | 4.875% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				0
Repayment of Senior Secured Notes																	0	0
Reportable Legal Entities | WMG Holdings Corp. | 5.625% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes																	0	0		0
Reportable Legal Entities | WMG Holdings Corp. | 5.500% Senior Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																			0
Reportable Legal Entities | WMG Holdings Corp. | Senior Term Loan Facility due 2023
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility																			0	0
Reportable Legal Entities | WMG Holdings Corp. | 6.750% Senior Notes due 2022
Cash flows from financing activities
Repayment of Senior Notes																			0
Reportable Legal Entities | WMG Holdings Corp. | 6.000% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes																				0
Reportable Legal Entities | WMG Holdings Corp. | 6.250% Senior Secured Notes due 2021
Cash flows from financing activities
Repayment of Senior Secured Notes																				0
Eliminations
Cash flows from operating activities
Net income							150,000			(134,000)						(90,000)	(306,000)	(512,000)	(614,000)	(286,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization																0	0	0	0	0
Unrealized (gains) losses and remeasurement of foreign-denominated loans																0	0	0	0	0
Deferred income taxes																0	0	0	0	0
Loss on extinguishment of debt										0							0	0	0	0
Net loss (gain) on divestitures and investments																0	0	0	0	0
Non-cash interest expense																0	0	0	0	0
Equity-based compensation expense																0	0	0	0	0
Equity gains, including distributions																90,000	306,000	512,000	614,000	286,000
Changes in operating assets and liabilities:
Accounts receivable, net																0	0	0	0	0
Inventories																0	0	0	0	0
Royalty advances																0	0	0	0	0
Accounts payable and accrued liabilities																0	0	0	0	0
Royalty payables																0	0	0	0	0
Accrued interest																0	0	0	0	0
Operating lease liabilities																0
Deferred revenue																0	0	0	0	0
Other balance sheet changes																0	0	0	0	0
Net cash (used in) provided by operating activities																0	0	0	0	0
Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net																0	0	0	0	0
Capital expenditures																0	0	0	0	0
Investments and acquisitions of businesses, net of cash received																0	0	0	0	0
Divestitures, net																	0		0	0
Advance to Issuer																0	0	0	0	0
Net cash (used in) provided by investing activities																0	0	0	0	0
Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.																0	0	0	0
Call premiums paid on early redemption of debt																	0	0	0	0
Deferred financing costs paid																	0	0	0	0
Distribution to noncontrolling interest holder																0	0	0	0	0
Dividends paid																				0
Change in due (from) to issuer																0	0	0	0	0
Net cash (used in) provided by financing activities																0	0	0	0	0
Effect of exchange rate changes on cash and equivalents																0	0	0	0	0
Net decrease in cash and equivalents																0	0	0	0	0
Cash and equivalents at beginning of period									0		0				0	0	0	0	0	0
Cash and equivalents at end of period							0	0		0		0				0	0	0	0	0
Eliminations | 3.625% Senior Secured Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																	0	0
Eliminations | 4.125% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				0
Repayment of Senior Secured Notes																	0	0
Eliminations | 4.875% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				0
Repayment of Senior Secured Notes																	0	0
Eliminations | 5.625% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes																	0	0		0
Eliminations | 5.500% Senior Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																			0
Eliminations | Senior Term Loan Facility due 2023
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility																			0	0
Eliminations | 6.750% Senior Notes due 2022
Cash flows from financing activities
Repayment of Senior Notes																			0
Eliminations | 6.000% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes																				0
Eliminations | 6.250% Senior Secured Notes due 2021
Cash flows from financing activities
Repayment of Senior Secured Notes																				0
Eliminations | Acquisition Corp.
Cash flows from operating activities
Net income							(17,000)			(88,000)						(233,000)	(300,000)	(457,000)	(160,000)	(335,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization																0	0	0	0	0
Unrealized (gains) losses and remeasurement of foreign-denominated loans																0	1,000	0	0	0
Deferred income taxes																0	0	0	0	0
Loss on extinguishment of debt										0							0	0	0	0
Net loss (gain) on divestitures and investments																0	0	0	0	0
Non-cash interest expense																0	0	0	0	0
Equity-based compensation expense																0	0	0	0	0
Equity gains, including distributions																256,000	445,000	496,000	329,000	210,000
Changes in operating assets and liabilities:
Accounts receivable, net																0	0	0	0	0
Inventories																0	0	0	0	0
Royalty advances																0	0	0	0	0
Accounts payable and accrued liabilities																(23,000)	(146,000)	(39,000)	(169,000)	125,000
Royalty payables																0	0	0	0	0
Accrued interest																0	0	0	0	0
Operating lease liabilities																0
Deferred revenue																0	0	0	0	0
Other balance sheet changes																0	0	0	0	0
Net cash (used in) provided by operating activities																0	0	0	0	0
Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net																0	0	0	0	0
Capital expenditures																0	0	0	0	0
Investments and acquisitions of businesses, net of cash received																0	0	0	0	0
Divestitures, net																	0		0	0
Advance to Issuer																(49,000)	24,000	111,000	99,000	(60,000)
Net cash (used in) provided by investing activities																(49,000)	24,000	111,000	99,000	(60,000)
Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.																0	0	0	0
Call premiums paid on early redemption of debt																	0	0	0	0
Deferred financing costs paid																	0	0	0	0
Distribution to noncontrolling interest holder																0	0	0	0	0
Dividends paid																				0
Change in due (from) to issuer																49,000	(24,000)	(111,000)	(99,000)	60,000
Net cash (used in) provided by financing activities																49,000	(24,000)	(111,000)	(99,000)	60,000
Effect of exchange rate changes on cash and equivalents																0	0	0	0	0
Net decrease in cash and equivalents																0	0	0	0	0
Cash and equivalents at beginning of period									$ 0		$ 0				$ 0	0	0	0	0	0
Cash and equivalents at end of period							$ 0	$ 0		$ 0		$ 0				$ 0	0	0	0	0
Eliminations | Acquisition Corp. | 3.625% Senior Secured Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																	0	0
Eliminations | Acquisition Corp. | 4.125% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				0
Repayment of Senior Secured Notes																	0	0
Eliminations | Acquisition Corp. | 4.875% Senior Secured Notes due 2024
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																				0
Repayment of Senior Secured Notes																	0	0
Eliminations | Acquisition Corp. | 5.625% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes																	$ 0	$ 0		0
Eliminations | Acquisition Corp. | 5.500% Senior Notes due 2026
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp																			0
Eliminations | Acquisition Corp. | Senior Term Loan Facility due 2023
Cash flows from financing activities
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility																			0	0
Eliminations | Acquisition Corp. | 6.750% Senior Notes due 2022
Cash flows from financing activities
Repayment of Senior Notes																			$ 0
Eliminations | Acquisition Corp. | 6.000% Senior Secured Notes due 2022
Cash flows from financing activities
Repayment of Senior Secured Notes																				0
Eliminations | Acquisition Corp. | 6.250% Senior Secured Notes due 2021
Cash flows from financing activities
Repayment of Senior Secured Notes																				$ 0